Vessels, containers, handling equipment and other tangible assets	12 Months Ended
Dec. 31, 2021
Vessels, containers, handling equipment and other tangible assets
Vessels, containers, handling equipment and other tangible assets

5            Vessels, containers, handling equipment and other tangible assets (*)

(a)	Cost:

				Lease	Effect of
	Balance at			modifications	movements	Balance at
	January 1,			and	in exchange	December 31,
	2021	Additions	Disposals	terminations	rates	2021

	US $’000
Vessels	1,595,576	1,778,483		818,134		4,192,193
Containers and equipment	983,284	862,336	(15,500)	40,297		1,870,417
Computer systems and communication equipment	60,490	5,447	(14,687)	752	(28)	51,974
Other property and equipment	118,550	19,183	(1,225)	907	(67)	137,348
Total	2,757,900	2,665,449	(31,412)	860,090	(95)	6,251,932

Depreciation and impairment charges:

				Lease	Effect of
	Balance at			modifications	movements	Balance at
	January 1,			and	in exchange	December 31,
	2021	Depreciation	Disposals	terminations	rates	2021

	US $’000
Vessels	647,572	611,731				1,259,303
Containers and equipment	462,397	133,426	(11,052)	(2,599)		582,172
Computer systems and communication equipment	47,626	7,132	(14,669)		14	40,103
Other property and equipment	64,281	17,384	(1,072)		(321)	80,272
Total	1,221,876	769,673	(26,793)	(2,599)	(307)	1,961,850

Payments on account						102,472

5           Vessels, containers, handling equipment and other tangible assets (*) (cont’d)

Net carrying amounts:

	Balance at	Balance at
	January 1,	December 31,
	2021	2021
	US $’000	US $’000
Vessels	948,004	2,932,890
Payments on account		24,958
	948,004	2,957,848

Containers and equipment	520,887	1,288,245
Payments on account		77,514
	520,887	1,365,759

Computer systems and communication equipment	12,864	11,871
Other property and equipment	54,269	57,076
	67,133	68,947
Total	1,536,024	4,392,554

(*)Includes right-of-use assets (see also Note 7).

Cost:

				Reclass	Lease	Effect of
	Balance at			from assets	modifications	movements	Balance at
	January 1,			held	and	in exchange	December 31,
	2020	Additions	Disposals	for Sale	terminations	rates	2020

	US $’000
Vessels	1,178,983	284,874		50,667	81,052		1,595,576
Containers and equipment	828,898	182,521	(22,820)		(5,315)		983,284
Computer systems and communication equipment	53,583	3,372	(588)		3,787	336	60,490
Other property and equipment	109,094	13,412	(2,172)		(2,159)	375	118,550
Total	2,170,558	484,179	(25,580)	50,667	77,365	711	2,757,900

Depreciation and impairment charges:

				Reclass	Lease	Effect of
	Balance at			from assets	modifications	movements	Balance at
	January 1,			held	and	in exchange	December 31,
	2020	Depreciation	Disposals	for sale	terminations	rates	2020

	US $’000
Vessels	461,042	188,890		38,721	(41,081)		647,572
Containers and equipment	403,160	94,415	(16,264)		(18,914)		462,397
Computer systems and
communication equipment	41,715	6,479	(588)			20	47,626
Other property and equipment	51,860	14,435	(2,081)		(484)	551	64,281
Total	957,777	304,219	(18,933)	38,721	(60,479)	571	1,221,876

5           Vessels, containers, handling equipment and other tangible assets (*) (cont’d)

Net carrying amounts:

	Balance at	Balance at
	January 1,	December 31,
	2020	2020
	US $’000	US $’000
Vessels	717,941	948,004
Containers and equipment	425,738	520,887
Computer systems and communication equipment	11,868	12,864
Other property and equipment	57,234	54,269
	69,102	67,133
Total	1,212,781	1,536,024

(*) Mostly related to right-of-use assets (see also Note 7).